Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ADIF-SUM-17-01 1.9880499.101	March 1, 2017